Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade Receivables

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Accounts receivable and related parties (1) (2)	61	1,580	138	1,407	206	1,412
Provision for doubtful trade receivables	(55)	(76)	(95)	(102)	(105)	(125)

	6	1,504	43	1,305	101	1,287

(1)	See Note 36 for information about related parties.
(2)	See Note 24 for information about credits for contracts included in trade receivables.

Summary of Evolution of the Provision for Doubtful Trade Receivables
Set forth below is the evolution of the provision for doubtful trade receivables as of December 31, 2022, 2021 and 2020:

	2022			2021			2020
	Non-current		Current	Non-current		Current	Non-current		Current
Balance at beginning of year	95		102	105		125	-		110
Increases charged to expenses	-		21	10		39	32		149
Decreases charged to income	-		(7)	-		(19)	-		(11)
Applications due to utilization	-		(7)	-		(25)	-		-
Reclassifications	-		-	-		-	78		(78)
Net exchange and Translation effect	(40)		(29)	(20)		(14)	(5)		(42)
Result from net monetary position (1)	-		(4)	-		(4)	-		(3)

Balance at the end of year	55	(2)	76	95	(2)	102	105	(2)	125

(1)
Includes adjustment for inflation of opening balances of the provision for doubtful trade receivables in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(2)	Mainly including credits with natural gas distributors for the accumulated daily differences pursuant to Decree No. 1,053/2018. See Note 35.c.1).